Critical accounting judgements and key sources of estimation uncertainty	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Critical accounting judgements and key sources of estimation uncertainty

4.	Critical accounting judgements and key sources of estimation uncertainty

Directors have used estimates and assumptions in measuring the reported amounts of assets and liabilities at the end of the reporting period and the reported amounts of expenses during the reporting period. Judgements and assumptions are applied in the measurement, and hence, the actual results may not coincide with the report amounts.

(a)	Critical judgements in applying the Company’s accounting policies

In the process of applying the Company’s accounting policies, the directors are of the opinion that there are no instances of application of judgements which are expected to have a significant effect on the amounts recognised in the financial statements.

(b)	Key sources of estimation uncertainty

Directors believe that there are no key assumptions made concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next reporting period.

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Critical accounting judgements and key sources of estimation uncertainty

4.	Critical accounting judgements and key sources of estimation uncertainty

Directors have used estimates and assumptions in measuring the reported amounts of assets and liabilities at the end of the reporting period and the reported amounts of expenses during the reporting period. Judgements and assumptions are applied in the measurement, and hence, the actual results may not coincide with the report amounts.

(a)	Critical judgements in applying the Group’s accounting policies

In the process of applying the Group’s accounting policies, the directors are of the opinion that there are no instances of application of judgements which are expected to have a significant effect on the amounts recognised in the financial statements.

(b)	Key sources of estimation uncertainty

Directors believe that there are no key assumptions made concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next reporting period, except for:

Impairment of financial assets

The impairment provisions for trade receivables are based on assumptions about risk of default and expected loss rate. The Group uses judgement in making these assumptions and selecting inputs to the impairment calculation, based on the Group’s past history, existing market conditions as well as forward looking estimates at the end of each reporting period.

The Group uses a provision matrix to calculate expected credit losses for trade receivables. The provision rates are depending on the number of days that a trade receivable is past due. The Group uses the grouping according to the customer segments that have similar loss patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. At the end of each reporting period, the historical observed default rates are updated and changes in the forward-looking estimates are analysed.

The assessment of the correlation between historical observed default rates, forward-looking estimates and expected credit losses is a significant estimate. The amount of expected credit losses is sensitive to changes in circumstances and of forecast economic conditions over the expected lives of the financial assets. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Critical accounting judgements and key sources of estimation uncertainty

4.	Critical accounting judgements and key sources of estimation uncertainty

Directors have used estimates and assumptions in measuring the reported amounts of assets and liabilities at the end of the reporting period and the reported amounts of expenses during the reporting period. Judgements and assumptions are applied in the measurement, and hence, the actual results may not coincide with the report amounts.

(a)	Critical judgements in applying the Company’s accounting policies

In the process of applying the Company’s accounting policies, the directors are of the opinion that there are no instances of application of judgements which are expected to have a significant effect on the amounts recognised in the financial statements.

(b)	Key sources of estimation uncertainty

Directors believe that there are no key assumptions made concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next reporting period.